Warrant Liabilities (Details) - $ / shares	Jan. 17, 2024	Mar. 26, 2023
Warrants [Member] | Exchange Listing, LLC [Member]
Warrant Liabilities [Line Items]
Ordinary shares issued		250,000
Warrants exercisable per share (in Dollars per share)		$ 4
Series B Warrants [Member]
Warrant Liabilities [Line Items]
Ordinary shares issued	2,200,000
Exercisable per share (in Dollars per share)	$ 1.25
Series A warrants [Member]
Warrant Liabilities [Line Items]
Ordinary shares issued	2,200,000
Exercisable per share (in Dollars per share)	$ 1.25
Ordinary Shares [Member] | Warrants [Member]
Warrant Liabilities [Line Items]
Ordinary shares issued	2,200,000